UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., INTERMEDIATE-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005



[LOGO OF USAA]
   USAA(R)

                       USAA INTERMEDIATE-TERM
                               BOND Fund

                                  [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                    S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Portfolio of Investments                                                 15

   Notes to Portfolio of Investments                                        27

   Financial Statements                                                     31

   Notes to Financial Statements                                            34

   Expense Example                                                          44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE BELIEVE LONG-TERM RATES COULD
                                        GRADUALLY RISE OVER THE COURSE OF 2005,
[PHOTO OF CHRISTOPHER W. CLAUS]         BUT DON'T THINK MARKET CONDITIONS WILL
                                            DRIVE LONG-TERM RATES OVER 5%.

                                                          "

                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates. Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally, at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

                                           1/31/05                7/31/04
Net Assets                             $325.4 Million         $284.8 Million
Net Asset Value Per Share                  $10.26                 $10.14

                                           1/31/05                7/31/04
Dollar-Weighted Average
   Portfolio Maturity                     5.2 Years              4.5 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

          SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD AS OF 1/31/05

7/31/04 TO 1/31/05*                                        30-DAY SEC YIELD**
      3.53%                                                      4.87%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JANUARY 31, 2005

                                   TOTAL RETURN = DIVIDEND RETURN + PRICE CHANGE
SINCE INCEPTION ON 8/2/99             6.70%     =      6.27%      +     0.43%
5 YEARS                               7.09%     =      6.17%      +     0.92%
1 YEAR                                3.65%     =      4.62%      +    -0.97%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 5-YEAR PERIOD ENDING JANUARY 31, 2005

[CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
    FOR THE 5-YEAR PERIOD ENDING JANUARY 31, 2005]

                                          TOTAL RETURN
1/31/2001                                    11.89%
1/31/2002                                    6.37%
1/31/2003                                    5.70%
1/31/2004                                    8.02%
1/31/2005                                    3.64%

                                        DIVIDEND RETURN
1/31/2001                                    8.11%
1/31/2002                                    6.86%
1/31/2003                                    6.29%
1/31/2004                                    5.04%
1/31/2005                                    4.61%

                                       CHANGE IN SHARE PRICE
1/31/2001                                     3.78%
1/31/2002                                    -0.49%
1/31/2003                                    -0.59%
1/31/2004                                     2.98%
1/31/2005                                    -0.97%

                      [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      12-MONTH DIVIDEND YIELD COMPARISON

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                          LIPPER INTERMEDIATE
                     USAA INTERMEDIATE-TERM              INVESTMENT GRADE DEBT
                           BOND FUND                        FUNDS AVERAGE
1/31/2001                    7.31%                              6.00%
1/31/2002                    6.80%                              5.51%
1/31/2003                    6.06%                              4.56%
1/31/2004                    4.77%                              3.71%
1/31/2005                    4.56%                              3.60%

                                  [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 1/31/01 TO 1/31/05.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                                 CUMULATIVE PERFORMANCE COMPARISON

                           [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS    LIPPER INTERMEDIATE          USAA          LIPPER INTERMEDIATE
                  U.S. AGGREGATE      INVESTMENT GRADE      INTERMEDIATE-TERM    INVESTMENT GRADE
                    BOND INDEX           FUNDS INDEX           BOND FUND        DEBT FUNDS AVERAGE
                  ---------------    -------------------    -----------------   -------------------
  8/2/99            $10000.00             $10000.00            $10000.00            $10000.00
 8/31/99              9994.91               9989.34             10009.94              9985.78
 9/30/99             10110.95              10099.27             10139.20             10087.59
10/31/99             10148.25              10114.64             10173.89             10104.03
11/30/99             10147.53              10126.52             10217.51             10116.45
12/31/99             10098.59              10079.97             10176.92             10078.99
 1/31/00             10065.53              10044.13             10146.73             10041.15
 2/29/00             10187.26              10153.17             10261.74             10143.70
 3/31/00             10321.46              10278.50             10387.82             10263.75
 4/30/00             10291.91              10214.84             10311.27             10207.51
 5/31/00             10287.18              10196.30             10222.28             10186.52
 6/30/00             10501.21              10412.21             10458.17             10392.80
 7/31/00             10596.53              10501.09             10556.34             10474.96
 8/31/00             10750.11              10646.70             10602.09             10613.45
 9/30/00             10817.70              10717.23             10742.29             10683.32
10/31/00             10889.28              10755.01             10691.89             10718.16
11/30/00             11067.33              10926.16             10856.73             10876.91
12/31/00             11272.63              11146.90             11094.30             11086.50
 1/31/01             11456.98              11342.75             11352.94             11274.62
 2/28/01             11556.79              11451.76             11497.47             11376.33
 3/31/01             11614.80              11496.27             11594.71             11428.06
 4/30/01             11566.60              11434.43             11550.60             11368.40
 5/31/01             11636.36              11504.85             11628.19             11434.41
 6/30/01             11680.33              11547.16             11692.79             11467.56
 7/31/01             11941.47              11827.28             12026.24             11724.71
 8/31/01             12078.22              11957.52             12162.73             11847.19
 9/30/01             12218.96              12049.56             12291.65             11946.57
10/31/01             12474.65              12295.18             12443.35             12168.52
11/30/01             12302.66              12140.79             12165.01             12014.93
12/31/01             12224.54              12062.75             12025.50             11938.28
 1/31/02             12323.49              12149.80             12075.59             12014.99
 2/28/02             12442.92              12267.23             12102.75             12114.57
 3/31/02             12235.92              12054.36             11995.26             11919.61
 4/30/02             12473.20              12271.81             12111.30             12116.41
 5/31/02             12579.18              12372.54             12200.42             12211.67
 6/30/02             12687.95              12364.56             12187.02             12244.29
 7/31/02             12841.05              12413.66             12037.16             12323.16
 8/31/02             13057.86              12652.89             12345.15             12534.76
 9/30/02             13269.34              12790.95             12576.84             12699.46
10/31/02             13208.90              12741.90             12337.37             12636.61
11/30/02             13205.38              12802.47             12372.67             12669.19
12/31/02             13478.15              13063.00             12718.50             12922.18
 1/31/03             13489.66              13103.84             12763.39             12944.68
 2/28/03             13676.31              13290.70             12985.42             13123.42
 3/31/03             13665.77              13292.01             12999.81             13123.57
 4/30/03             13778.54              13447.37             13208.59             13255.25
 5/31/03             14035.44              13698.16             13574.76             13497.31
 6/30/03             14007.58              13694.84             13589.16             13484.10
 7/31/03             13536.65              13233.07             13201.68             13048.44
 8/31/03             13626.53              13333.75             13241.93             13130.40
 9/30/03             13987.23              13692.26             13618.67             13466.94
10/31/03             13856.78              13595.61             13529.91             13361.01
11/30/03             13889.97              13631.51             13551.45             13398.86
12/31/03             14031.32              13770.16             13683.62             13529.65
 1/31/04             14144.20              13879.65             13786.90             13631.88
 2/29/04             14297.30              14014.47             13917.88             13758.23
 3/31/04             14404.37              14115.43             14009.37             13857.46
 4/30/04             14029.62              13776.27             13729.03             13530.67
 5/31/04             13973.42              13708.71             13642.44             13466.85
 6/30/04             14052.39              13772.60             13693.94             13528.79
 7/31/04             14191.68              13901.87             13803.45             13649.66
 8/31/04             14462.39              14152.22             14030.64             13886.43
 9/30/04             14501.63              14189.25             14083.78             13924.01
10/31/04             14623.24              14301.08             14191.23             14031.77
11/30/04             14506.60              14211.69             14081.76             13947.34
12/31/04             14640.08              14359.51             14223.13             14066.16
 1/31/05             14732.01              14437.07             14288.45             14131.29

                                            [END CHART]

                 FUND DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/05.

                 THE PERFORMANCE OF THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX AND AVERAGE AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

                 o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

                 o The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

                 o The Lipper Intermediate Investment Grade Debt Funds Average is the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]    MATTHEW FREUND, CFA
                              USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Intermediate-Term Bond Fund provided a total return of 3.53% for the six-month period ending January 31, 2005. This compares to a 3.52% return for the Lipper Intermediate Investment Grade Debt Funds Average, a 3.85% return for the Lipper Intermediate Investment Grade Funds Index, and a 3.81% return for the Lehman Brothers U.S. Aggregate Bond Index. This total return placed your Fund in the middle of its peer group as defined by the Lipper Intermediate Investment Grade Debt Funds Average for the reporting period. The Fund provided a one-year dividend yield of 4.56% for the period ending January 31, 2005.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 At the beginning of the period, the markets were preoccupied with the upcoming U.S. elections and economic news that was surprisingly mixed. In contrast to previous recoveries, economic activity and job creation were lower than expected, because companies remained cautious in their outlook. At the same time, the U.S. dollar fell in relation to other world currencies. Inflation was relatively benign despite rising energy prices.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 As expected, the Federal Reserve Board continued to raise short-term interest rates at a measured pace. By the end of January 2005, the federal funds rate (the rate banks charge for overnight loans) was 2.25%, up from 1.25% on July 31, 2004. Longer-term rates, however, had anticipated these increases and fell during the period (a bond's price rises as its yield falls). The divergence in interest rates (short rates up, long rates down) caused the yield curve to twist and flatten (see the following graph).

                      HISTORICAL YIELD CURVE

                 [CHART OF HISTORICAL YIELD CURVE]

                     7/30/04            1/31/05             CHANGE
                     -------            -------             ------
3 MONTH               1.434              2.458              1.0231
6 MONTH               1.749              2.722              0.9737
 2 YEAR               2.677              3.272              0.5945
 3 YEAR               3.006              3.396              0.3899
 5 YEAR               3.694              3.964              0.0000
10 YEAR               4.475              4.128             -0.3467
30 YEAR               5.197              4.585             -0.6120

                            [END CHART]

         Source: Bloomberg L.P.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We strive to generate an attractive yield with an acceptable level of price volatility. The Fund's net asset value ended the period at $10.26; it started the period at $10.14. Our yield was above the Lipper average for an intermediate-term bond fund.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We generally look for the most attractive bonds along the yield curve (generally out 10 to 12 years). This strategy allows the Fund to provide a substantial yield advantage over its peers in the Lipper Intermediate Investment Grade Debt Funds Average. However, our shorter holdings (inside of five years) fell in price as short-term rates rose and detracted slightly from our total return during the period. To take advantage of the flattening yield curve, we added to our longer-maturity holdings whenever we found attractive investments.

                 Our goal is to maintain a high-quality portfolio diversified across multiple asset classes. Because of their stable cash flows and attractive yields, we bought taxable municipal bonds. We also increased our holdings in asset-backed and mortgage-backed securities. To select corporate bonds, we maintained our dedication to fundamental research and spread our purchases across a greater number of names. By reducing the positions we take in any one issuer, we limited our exposure to potential credit problems.

WHAT IS YOUR OUTLOOK?

                 Geopolitical risks appear to have moderated following the U.S. presidential race and the elections in Iraq. Despite contradictory economic news, we remain guardedly optimistic about the U.S. economy. Energy costs seem to have stabilized, and companies are gradually hiring new employees and making capital investments. In this environment, investors should expect most of their return to come from the income provided by the Fund. Your portfolio management team remains committed to providing you with a high-quality, well-diversified bond fund with an acceptable level of risk.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                    PORTFOLIO RATINGS MIX
                           1/31/05

            [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                      20%
AA                                                        9%
A                                                        26%
BBB                                                      34%
BB                                                        1%
U.S. Government                                           7%
Money Market Instruments                                  3%

                         [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-26.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                        PORTFOLIO MIX
                           1/31/05

                [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                  46.0%
Commercial Mortgage-Backed Securities                  13.1%
Asset-Backed Securities                                11.3%
Municipal Bonds                                         8.7%
Eurodollar and Yankee Obligations                       8.3%
U.S. Government Agency Issues                           7.0%
Money Market Instruments                                3.3%
Interest-Only Commercial Mortgage-Backed Securities     2.0%

                         [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-26.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (46.0%)

              BROADCASTING & CABLE TV (0.6%)
    $1,000    Cox Communications, Inc., Notes                                 3.88%        10/01/2008         $    985
     1,000    Jones Intercable, Inc., Senior Notes                            7.63          4/15/2008            1,100
                                                                                                              --------
                                                                                                                 2,085
                                                                                                              --------
              BUILDING PRODUCTS (0.3%)
     1,000    York International Corp., Senior Notes                          6.63          8/15/2006            1,039
                                                                                                              --------
              CONSUMER FINANCE (2.4%)
     2,000    Ford Motor Credit Co., Senior Notes                             4.95          1/15/2008            1,985
     1,000    Ford Motor Credit Corp., Global Notes                           7.60          8/01/2005            1,019
     1,000    General Motors Acceptance Corp., Notes                          8.00         11/01/2031            1,015
       500    Household Finance Corp., Notes                                  5.75          1/30/2007              520
     1,000    Household Finance Corp., Notes                                  6.38         10/15/2011            1,104
     1,000    MBNA Corp., MTN                                                 5.63         11/30/2007            1,044
     1,000    SLM Corp., MTN, CPI                                             3.91(g)       6/01/2009              994
                                                                                                              --------
                                                                                                                 7,681
                                                                                                              --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     1,000    Fiserv, Inc., Notes                                             4.00          4/15/2008            1,000
                                                                                                              --------
              DIVERSIFIED BANKS (3.4%)
     1,000    Compass Bank, Notes                                             8.10          8/15/2009            1,159
     1,000    Emigrant Bancorp, Inc., Senior Notes(a)                         6.25          6/15/2014            1,030
     2,000    First Union National Bank, FL, Subordinated Debentures          6.18          2/15/2036(b)         2,306
     3,000    First Union National Bank, NC, Subordinated Notes               6.18          2/15/2036(b)         3,458
     1,000    SouthTrust Bank, N.A., Subordinated Notes                       6.57         12/15/2027(b)         1,147
     1,000    Washington Mutual Bank FA, Subordinated Notes                   5.13          1/15/2015            1,009
     1,000    Westpac Capital Trust IV, Notes(a)                              5.26         12/29/2049            1,003
                                                                                                              --------
                                                                                                                 1,112
                                                                                                              --------
              ELECTRIC UTILITIES (6.6%)
     1,000    Jersey Central Power & Light Co., First Mortgage MTN            6.45          5/15/2006            1,033
     1,000    Midamerican Energy Holdings Co., Senior Notes                   5.88         10/01/2012            1,066
     3,000    Monongahela Power Co., First Mortgage Bond                      5.00         10/01/2006            3,058
     1,000    New York State Electric & Gas Corp., Notes                      5.50         11/15/2012            1,055

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
    $2,000    Northern States Power Co.,
                First Mortgage Bond, Series B                                 8.00%         8/28/2012         $  2,449
     1,709    Oglethorpe Power Corp., Secured Series Facility Bonds           6.97          6/30/2011            1,834
     2,000    Pacific Gas & Electric Co., First Mortgage Bond                 4.20          3/01/2011            1,980
     2,000    Potomac Edison Co., Notes(a)                                    5.35         11/15/2014            2,035
       500    Potomac Edison Co., First Mortgage Notes                        7.75          5/01/2025              518
     2,000    Power Contract Financing, Senior Notes(a)                       6.26          2/01/2010            2,082
     1,000    Public Service Co. of Colorado, Senior Notes(n)                 7.88         10/01/2012            1,217
     1,000    Southern Power Co., Senior Notes                                6.25          7/15/2012            1,099
     1,000    Teco Energy, Inc., Notes                                        6.13          5/01/2007            1,034
     1,000    Westar Energy, Inc., First Mortgage Bond                        6.00          7/01/2014            1,084
                                                                                                              --------
                                                                                                                21,544
                                                                                                              --------
              ELECTRIC/GAS UTILITY (0.3%)
     1,080    Texas Municipal Gas Corp., Notes (INS)(a)                       2.60          7/01/2007            1,072
                                                                                                              --------
              FOOD RETAIL (0.4%)
     1,000    Kroger Co., Notes                                               6.75          4/15/2012            1,129
                                                                                                              --------
              GAS UTILITIES (4.2%)
     1,000    Centerpoint Energy Resources Corp., Senior Notes                5.95          1/15/2014            1,069
     2,000    Energy Transfer Partners, Senior Notes(a)                       5.95          2/01/2015            2,054
     1,000    Kinder Morgan Energy Partners, Notes                            6.75          3/15/2011            1,116
     2,000    Michigan Consolidated Gas Co., Notes(n)                         5.00         10/01/2019            2,004
     1,000    Northern Natural Gas Co., Senior Notes(a)                       5.38         10/31/2012            1,049
     2,000    Peoples Energy Corp., Notes                                     6.90          1/15/2011            2,253
     2,000    Southern Star Central Corp., Senior Notes(a)                    7.38         11/15/2006            2,122
     1,000    TGT Pipeline, LLC, Notes                                        5.20          6/01/2018              970
     1,000    Valero Logistics Operations, LP, Senior Notes                   6.05          3/15/2013            1,065
                                                                                                              --------
                                                                                                                13,702
                                                                                                              --------
              HEALTH CARE FACILITIES (0.6%)
     2,000    Columbia HCA Healthcare Corp., Notes                            6.91          6/15/2005            2,032
                                                                                                              --------
              HOUSEHOLD PRODUCTS (0.9%)
     2,000    Clorox Co., Notes(a)                                            5.00          1/15/2015            2,046
     1,000    SC Johnson & Son, Inc., Senior Notes(a)                         5.00         12/15/2012            1,012
                                                                                                              --------
                                                                                                                 3,058
                                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSEWARES & SPECIALTIES (0.3%)
    $1,000    Newell Rubbermaid, Inc., Notes                                  4.63%        12/15/2009         $  1,006
                                                                                                              --------
              INDUSTRIAL CONGLOMERATES (0.6%)
     2,000    Tyco International Group, SA COP, Notes(a,n)                    4.44          6/15/2007            2,024
                                                                                                              --------
              INDUSTRIAL MACHINERY (0.3%)
     1,000    Pall Corp., Senior Notes(a)                                     6.00          8/01/2012            1,060
                                                                                                              --------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     1,000    Merrill Lynch & Co., Inc., MTN, Series C                        5.45          7/15/2014            1,046
                                                                                                              --------
              LIFE & HEALTH INSURANCE (1.3%)
     1,000    Monumental Global Funding II, Senior Secured Notes(a)           4.38          7/30/2009            1,002
     3,000    North Front, Pass-Through Trust, Notes(a)                       5.81         12/15/2024            3,090
                                                                                                              --------
                                                                                                                 4,092
                                                                                                              --------
              MANAGED HEALTH CARE (1.3%)
     2,000    Coventry Health Care, Inc., Senior Notes(a)                     5.88          1/15/2012            2,040
     2,000    Highmark, Inc., Senior Notes(a)                                 6.80          8/15/2013            2,196
                                                                                                              --------
                                                                                                                 4,236
                                                                                                              --------
              MOVIES & ENTERTAINMENT (0.5%)
     1,500    Time Warner Companies, Inc., Notes                              8.11          8/15/2006            1,597
                                                                                                              --------
              MULTI-LINE INSURANCE (1.7%)
     1,000    Farmers Exchange Capital, Surplus Notes(a,n)                    7.05          7/15/2028            1,062
     2,000    Farmers Insurance Exchange, Notes(a)                            6.00          8/01/2014            2,061
     2,000    ING Capital Funding Trust III, Guaranteed
                Trust Preferred Bonds                                         8.44         12/29/2049(k)         2,387
                                                                                                              --------
                                                                                                                 5,510
                                                                                                              --------
              MULTI-SECTOR HOLDINGS (1.0%)
     3,000    Leucadia National Corp., Senior Notes                           7.00          8/15/2013            3,113
                                                                                                              --------
              MULTI-UTILITIES & UNREGULATED POWER (0.3%)
     1,000    Duke Capital Corp., LLC, Senior Notes                           4.30          5/18/2006            1,010
                                                                                                              --------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
     1,000    Halliburton Co., Notes, Series MTN                              6.00          8/01/2006            1,031
     1,000    Seacor Smit, Inc., Senior Notes                                 5.88         10/01/2012            1,010
                                                                                                              --------
                                                                                                                 2,041
                                                                                                              --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    $1,000    Southwestern Energy Co., Senior Notes                           6.70%        12/01/2005         $  1,019
     1,000    Southwestern Energy Co., Senior Notes(n)                        7.63          5/01/2027(b)         1,083
                                                                                                              --------
                                                                                                                 2,102
                                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
     2,000    Citigroup, Inc., Notes                                          5.13          5/05/2014            2,067
     2,000    Travelers Life & Annuity, Notes(a)                              5.13          8/15/2014            2,041
                                                                                                              --------
                                                                                                                 4,108
                                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (5.3%)
     1,000    21st Century Insurance Group, Senior Notes                      5.90         12/15/2013            1,021
     2,000    AXIS Capital Holdings Ltd., Senior Notes                        5.75         12/01/2014            2,024
     2,000    Berkshire Hathaway Finance Corp., Senior Notes(a)               4.85          1/15/2015            2,021
     2,000    CNA Financial Corp., Notes                                      6.75         11/15/2006            2,088
     1,000    Fidelity National Financial, Inc., Notes                        5.25          3/15/2013              940
     2,000    First American Capital Trust I                                  8.50          4/15/2012            2,288
     1,000    Infinity Property & Casualty Corp.,
                Senior Notes, Series B                                        5.50          2/18/2014              996
       500    Liberty Mutual Insurance Co., Notes(a)                          8.20          5/04/2007              537
     2,000    Markel Corp., Senior Notes                                      6.80          2/15/2013            2,173
     1,000    Ohio Casualty Corp., Notes                                      7.30          6/15/2014            1,092
     2,000    RLI Corp., Senior Notes                                         5.95          1/15/2014            2,016
                                                                                                              --------
                                                                                                                17,196
                                                                                                              --------
              REAL ESTATE INVESTMENT TRUSTS (2.6%)
     1,105    American Health Properties, Inc., Notes                         7.50          1/15/2007            1,171
     2,000    Duke Realty, LP, Notes                                          5.40          8/15/2014            2,069
     1,000    Gables Realty, LP, Senior Notes                                 5.75          7/15/2007            1,034
     1,000    Health Care Properties Investors, Inc., Senior Notes            6.50          2/15/2006            1,028
     1,000    Pan Pacific Retail Properties, Inc., Notes                      7.95          4/15/2011            1,146
     2,000    TriNet Corporate Realty Trust, Inc., Notes                      7.95          5/15/2006            2,097
                                                                                                              --------
                                                                                                                 8,545
                                                                                                              --------
              REGIONAL BANKS (3.8%)
     1,750    Bank of Hawaii, Notes                                           6.88          3/01/2009            1,917
     1,000    Banknorth Group, Inc., Senior Notes                             3.75          5/01/2008              992
     1,000    City National Corp., Senior Notes                               5.13          2/15/2013            1,018
     2,000    Imperial Bank, Subordinated Capital Notes                       8.50          4/01/2009            2,302
     2,000    Susquehanna Bancshares, Subordinated Notes                      4.75          5/01/2014            1,991
     2,000    TCF Financial Bank, Subordinated Notes                          5.00          6/15/2014            2,018

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
   $ 1,950    Union Planters Bank, N.A., Subordinated Notes                   6.50%         3/15/2018(c)      $  2,093
                                                                                                              --------
                                                                                                                12,331
                                                                                                              --------
              REINSURANCE (1.3%)
     2,000    Montpelier Re Holdings Ltd., Senior Notes                       6.13          8/15/2013            2,073
     2,000    Reinsurance Group of America, Inc., Senior Notes(a)             7.25          4/01/2006            2,064
                                                                                                              --------
                                                                                                                 4,137
                                                                                                              --------
              SPECIALIZED FINANCE (0.3%)
     1,000    CIT Group, Inc., Global Notes                                   7.38          4/02/2007            1,074
                                                                                                              --------
              SPECIALTY CHEMICALS (0.6%)
     1,000    Albemarle Corp., Senior Notes                                   5.10          2/01/2015            1,006
     1,000    Lubrizol Corp., Senior Notes                                    4.63         10/01/2009            1,003
                                                                                                              --------
                                                                                                                 2,009
                                                                                                              --------
              THRIFTS & MORTGAGE FINANCE (1.2%)
     1,000    Independence Community Bank Corp., Subordinated Notes           3.75          4/01/2014              962
     2,000    Sovereign Bank, Notes                                           4.38          8/01/2013            1,993
     1,000    World Savings Bank Federal Savings Bank, Notes                  4.13         12/15/2009              997
                                                                                                              --------
                                                                                                                 3,952
                                                                                                              --------
              TOBACCO (0.7%)
     1,000    Universal Corp., Notes                                          5.00          9/01/2011            1,006
     1,000    UST, Inc., Notes                                                6.63          7/15/2012            1,125
                                                                                                              --------
                                                                                                                 2,131
                                                                                                              --------
              Total corporate obligations (cost: $144,488)                                                     149,774
                                                                                                              --------
              EURODOLLAR AND YANKEE OBLIGATIONS (8.3%)(e)

              DIVERSIFIED BANKS (3.5%)
     2,000    Banco Nacional De Comercio Exterior SNC, Notes (Mexico)(a)      3.88          1/21/2009            1,947
     1,000    Banco Santander Chile, Subordinated Notes (Chile)(a)            5.38         12/09/2014            1,021
     3,000    HBOS plc, Subordinated Notes (United Kingdom)(a)                5.38(g)      11/01/2049            3,114
     2,000    Popular North America, Inc., Notes (Netherlands)                4.25          4/01/2008            2,014
     2,000    Rabobank Capital Funding Trust III,
                Subordinated Notes (Netherlands)(a)                           5.25         12/29/2049            2,008
     1,000    UFJ Finance Aruba AEC, Notes (Japan)                            8.75         11/13/2049            1,121
                                                                                                              --------
                                                                                                                11,225
                                                                                                              --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
    $1,000    Fondo Latinoamericano, Notes (Colombia)(a)                      3.00%         8/01/2006         $    993
                                                                                                              --------
              DIVERSIFIED METALS & MINING (0.9%)
     1,000    Brascan Corp., Notes (Canada)                                   8.13         12/15/2008            1,127
     2,000    Glencore Funding, LLC, Notes (Switzerland)(a)                   6.00          4/15/2014            1,946
                                                                                                              --------
                                                                                                                 3,073
                                                                                                              --------
              FOOD RETAIL (0.2%)
       500    Ahold Finance U.S.A., Inc., Notes (Netherlands)                 6.25          5/01/2009             525
                                                                                                              --------
              FOREST PRODUCTS (0.5%)
     1,500    Nexfor, Inc., Debentures (Canada)                               8.13          3/20/2008            1,656
                                                                                                              --------
              INDUSTRIAL CONGLOMERATES (0.7%)
     1,000    Hutchison Whampoa International Ltd., Notes (Hong Kong)(a)      5.45         11/24/2010            1,040
     1,000    Hutchison Whampoa International Ltd., Notes (Hong Kong)(a)      6.50          2/13/2013            1,089
                                                                                                              --------
                                                                                                                 2,129
                                                                                                              --------
              INTEGRATED OIL & GAS (0.7%)
     2,000    Pemex Finance Ltd., Senior Notes (Mexico)                       8.88         11/15/2010            2,344
                                                                                                              --------
              REAL ESTATE INVESTMENT TRUSTS (0.6%)
     2,000    Westfield Capital Corp. Ltd., Notes (Australia)(a)              4.38         11/15/2010            1,989
                                                                                                              --------
              REINSURANCE (0.6%)
     2,000    Stingray, Pass-Through Trust, Notes, (Cayman Island)(a,j)       5.90          1/12/2015            2,019
                                                                                                              --------
              SOFT DRINKS (0.3%)
     1,000    Coca-Cola HBC Finance B.V., Notes (Greece)                      5.13          9/17/2013            1,033
                                                                                                              --------
              Total Eurodollar and Yankee obligations (cost: $26,283)                                           26,986
                                                                                                              --------
              ASSET-BACKED SECURITIES (11.3%)(d)

              AIRLINES (5.0%)
              America West Airlines, Inc., Pass-Through Certificates,
     2,451      Series 1996-1, Class A, EETC                                  6.85          7/02/2009            2,441

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
    $  402      Series 1998-1, Class A                                        6.87%         1/02/2017         $    398
     1,586      Series 1999-1, Class G (INS)                                  7.93          1/02/2019            1,728
              American Airlines, Inc., Pass-Through Certificates,
     1,699      Series 2003-1, Class G (INS)                                  3.86          7/09/2010            1,655
     1,000      Series 2001-1, Class A-2, EETC                                6.82          5/23/2011             949
              Continental Airlines, Inc., Pass-Through Certificates,
     1,516      Series AMBC (INS)                                             6.24          3/15/2020            1,592
     1,686      Series 99-1, Class A                                          6.55          2/02/2019            1,662
     1,000    Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2001-1, Class A-2, EETC                                7.11          9/18/2011              947
     1,000    Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2002-1, Class G-2 (INS)                                6.42          7/02/2012            1,058
              Northwest Airlines, Inc., Pass-Through Certificates,
     1,918      Series 2002-1, Class G-2 EETC (INS)                           6.26         11/20/2021            1,983
     2,000      Series 2001-1, Class A-2                                      6.84         10/01/2012            1,996
                                                                                                              --------
                                                                                                                16,409
                                                                                                              --------
              ASSET-BACKED FINANCING (6.3%)
     3,137    Aircraft Finance Trust, Notes,
                Series 1999-1A, Class A2                                      2.98(g)       5/15/2024            2,966
     1,794    Airport Airplanes, Pass-Through Trust,
                Pass-Through Certificates, Series 1R,
                Class A8, EETC                                                2.86(g)       3/15/2019            1,602
       797    Aviation Capital Group Trust, Notes,
                Series 2000-1A, Class A2(a)                                   2.96(g)      11/15/2025              790
              Bank One Issuance Trust, Notes,
     1,000      Series 2003, Class C-1                                        4.54          9/15/2010            1,013
     1,000      Series 2003, Class C-3                                        4.77          2/16/2016              987
     1,000    Capital One Multi-Asset Execution Trust, Notes,
                Series 2003-C2, Class C2                                      4.32          4/15/2009            1,009
     1,000    CIT Equipment Collateral, Notes,
                Series 2003-EF1, Class C                                      3.98          2/20/2009            1,000
     1,000    Detroit Edison, Notes, Series 2001-1, Class A-4                 6.19          3/01/2013            1,093
              Diversified REIT, Notes,
       731      Series 1999-1A, Class A1(a)                                   6.78          3/18/2011              762
     2,000      Series 1999-1A, Class C(a)                                    6.78          3/18/2011            2,152
     1,000      Series 2000-1, Class C(a)                                     6.97          3/08/2010            1,103
     2,000    Hyundai Auto Receivables Trust, Notes,
                Series 2003-A, Class B                                        2.99         10/15/2010            1,977
     1,000    IKON Receivables LLC, Notes,
                Series 2003-1, Class A4                                       3.27          7/15/2011              996

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
    $2,984    Trinity Rail Leasing LP, Series 2004-1A, Class A (INS)(j)       5.27%         8/14/2027         $  3,050
                                                                                                              --------
                                                                                                                20,500
                                                                                                              --------
              Total asset-backed securities (cost: $36,698)                                                     36,909
                                                                                                              --------
              U.S. GOVERNMENT AGENCY ISSUES (7.0%)(i)

              COLLATERALIZED MORTGAGE OBLIGATIONS (5.8%)
              Fannie Mae,(+)
       810      Series 2001-25 D                                              6.00          2/25/2014              811
       682      Series 1999-25 VB                                             6.00          4/25/2016              687
     1,539      Series 2001-20 VB                                             6.00          9/25/2017            1,552
     2,733      Series 2001-29 VB                                             6.50          8/25/2016            2,756
              Freddie Mac,(+)
     1,607      Series 2435 VG                                                6.00          2/15/2013            1,682
       212      Series 2160 VC                                                6.00          8/15/2013              213
     1,000      Series 2389 VH                                                6.00         12/01/2031            1,026
     1,000      Series 2427 VL                                                6.50         11/15/2017            1,018
     1,654      Series 2367 KV                                                7.00         10/15/2014            1,710
              Government National Mortgage Assn.,
     2,000     Series 1999-14 VD                                              6.00          3/20/2014            2,087
     4,000     Series 2002-4 VG                                               6.50         11/16/2017            4,091
     1,000     Series 2001-49 VB                                              7.00         11/16/2016            1,032
                                                                                                              --------
                                                                                                                18,665
                                                                                                              --------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.2%)(d)
              Fannie Mae,(+)
     2,000     TBA 3/14/2005(m)                                               4.50          3/01/2034            1,952
     2,000     TBA 3/14/2005(m)                                               5.00          3/01/2034            1,996
                                                                                                              --------
                                                                                                                 3,948
                                                                                                              --------
              Total U.S. government agency issues (cost: $22,165)                                               22,613
                                                                                                              --------
              OTHER MORTGAGE SECURITIES (15.1%)(d)

              COMMERICAL MORTGAGE-BACKED SECURITIES (13.1%)
     1,000    Amresco Commercial Mortgage Fund I Corp.,
                Series 1997 C1, Class F                                       7.64          6/17/2029            1,076
     1,000    Chase Commercial Mortgage Securities Corp.,
                Series 2000-1, Class A2                                       7.76          4/15/2032            1,131

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
    $5,000    Commercial Mortgage Trust, Pass-Through
                Certificates, Series 2004-RS1, Class A(a)                     4.02%         3/03/2041         $  5,031
              Credit Suisse First Boston,
     2,000      Series 2001-CK1, Class A-2                                    6.25         12/18/2035            2,123
     2,000      Series 1998-C2, Class A-2(n)                                  6.30         11/11/2030            2,150
     1,000      Series 1998-C1, Class D                                       7.17          5/17/2040            1,119
       650    First Union National Bank-Chase,
                Series 1999-C2, Class D                                       7.06          6/15/2031              717
     1,000    G-Force, LLC, Pass-Through
                Certificates, Series 2005-RR, Class A-1(a,j,m)                4.39          8/22/2036            1,005
              GE Capital Commercial Mortgage Corp.,
     1,500      Series 2002-3A, Class D(a)                                    5.34         12/10/2037            1,570
     1,210      Series 2000-1, Class A-1                                      6.32          1/15/2033            1,248
     1,794    GGP Mall Properties Trust,
                Series 2001, Class D-2(a)                                     5.89         11/15/2011            1,852
              GMAC Commercial Mortgage Security, Inc.,
     1,000      Series 1998-C2, Class D                                       6.50          5/15/2035            1,079
     1,115      Series 1999-C1, Class D                                       6.86          5/15/2033            1,224
     1,000    GS Mortgage Securities,
                Series 2001 ROCK, Class A-2                                   6.62          5/03/2018            1,115
     2,000    Hilton Hotels Pool Trust,
                Series 2000-HLTA, Class C(a)                                  7.46         10/03/2015            2,258
       994    LB Commercial Conduit Mortgage Trust,
                Series 1999-C1, Class A1                                      6.41          6/15/2031            1,026
     3,000    Machine One Trust, Series 2004-1A, Class A3(a)                  5.22          5/28/2040            3,079
              Merrill Lynch Mortgage Investors, Inc.,
     2,000      Series 1998-C1, Class A2                                      6.48         11/15/2026            2,121
     1,674      Series 1997-C2, Class A-2                                     6.54         12/10/2029            1,771
              Morgan Stanley Dean Witter Capital I, Inc.,
     2,000      Series 1998 XL1, Class A-3                                    6.48          6/03/2030            2,131
       759      Series 1996 WF1, Class A-3(a)                                 7.70         11/15/2028              776
       807      Series 1995-GAL1, Class D(a)                                  8.25          8/15/2027              807
     2,000    TIAA CMBS I Trust, Series 2001 C1A,
                Class A-3(a)                                                  6.56          6/19/2026            2,139
     2,000    Tower Global Signal Trust I,
                Series 2004-1, Class B                                        4.16          1/15/2034            1,996
     2,000    Trizechahn Office Properties Trust,
                Series 2001-TZHA, Class A3(a)                                 6.21          3/15/2013            2,133
                                                                                                              --------
                                                                                                                42,677
                                                                                                              --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0%)(f)
              CS First Boston Mortgage Securities Corp.,
   $46,209      Series 2004-C1, Class ASP
                (acquired 8/30/2004; cost $2,000)(a,h)                        1.04%         1/15/2037         $  1,839
     9,980      Series 2003-C3, Class ASP
                (acquired 6/17/2003; cost $926)(a,h)                          1.88          5/15/2038              684
    17,827    Greenwich Capital Commercial Funding Corp.,
                Series 2002-C1, Class XP (acquired
                7/17/2003 & 8/13/2003; cost $1,853)(a,h)                      1.96          1/11/2035            1,522
    68,750    GS Mortgage Securities Corp. II,
                Series 2001 ROCK, Class X-1
                (acquired 5/13/2004; cost $1,034)(a,h)                        0.22          5/03/2018            1,007
    19,793    LB-UBS Commercial Mortgage Trust,
                Series 2003-C5, Class XCP
                (acquired 7/16/2003; cost $1,000)(a,h)                        1.21          7/15/2013              673
    18,381    Morgan Stanley Dean Witter Capital I, Inc.,
                Series 2004-T13, Class X2
                (acquired 1/23/2004; cost $1,000)(a,h)                        1.06          9/13/2045              834
                                                                                                              --------
                                                                                                                 6,559
                                                                                                              --------
              Total other mortgage securities (cost: $48,433)                                                   49,236
                                                                                                              --------
              MUNICIPAL BONDS (8.7%)

              EDUCATION (0.3%)
     1,000    Univ. Oklahoma RB                                               5.25         11/01/2019            1,004
                                                                                                              --------
              ELECTRIC UTILITIES (1.1%)
     1,000    Brazos River Auth., TX, PCRB, Series 1995A (TXU)                5.40          4/01/2030(b)         1,030
       500    Hillsborough County, FL, IDA PCRB                               4.00          5/15/2018(b)           509
     2,000    Ohio State Water Development PCRB,
                Series 1999-B                                                 3.35          6/01/2033(b)         2,005
                                                                                                              --------
                                                                                                                 3,544
                                                                                                              --------
              ELECTRIC/GAS UTILITY (0.3%)
     1,000    North Carolina Eastern Municipal Power
                Agency RB, Series 2003-E                                      5.23          1/01/2011            1,014
                                                                                                              --------
              ENVIRONMENTAL SERVICES (0.6%)
     2,000    Maine Finance Auth. Solid Waste RB                              2.90          2/01/2016(b)         1,999
                                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION (1.6%)
    $1,000    Bucks County, PA, GO (INS)                                      3.94%        12/15/2008         $  1,001
     2,000    Hopewell, VA, Taxable Public Improvement GO,
                Series B                                                      5.25          7/15/2009            2,018
     2,000    King County, WA, GO, Series 2004C                               4.32         12/01/2010            2,001
                                                                                                              --------
                                                                                                                 5,020
                                                                                                              --------
              HOSPITAL (0.6%)
     1,000    Medical Univ., SC, Hospital Auth.
                Facilities, RB, Series 2004B (INS)                            5.01          2/15/2015            1,011
     1,000    Rhode Island State Health & Education RB,
                 Series C (LOC-Citizens Bank of Rhode Island)                 3.60          9/15/2033(b)           989
                                                                                                              --------
                                                                                                                 2,000
                                                                                                              --------
              MULTIFAMILY HOUSING (0.3%)
     1,080    American Eagle Northwest LLC, RB, Series 2005A(j)               4.97         12/15/2018            1,092
                                                                                                              --------
              NURSING/CCRC (1.6%)
     1,500    Martin Luther King Foundation, Inc., FL,
                SAVRS, Notes, Series 1998 (INS)(l)                            5.50         12/01/2028            1,500
     3,000    Statewide Community Development Auth.,
                CA, SAVRS (INS)(l)                                            6.00          5/15/2029            3,000
       500    Yellowwood Acres, Inc., IN, SAVRS,
                Series 1998 (INS)(l)                                          5.50         12/01/2028              500
                                                                                                              --------
                                                                                                                 5,000
                                                                                                              --------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.3%)
     1,000    Harris County, TX, IDRB, Series 2002                            5.68          3/01/2023(b)         1,022
                                                                                                              --------
              SALES TAX (0.8%)
     2,500    Sales Tax Asset Receivable Corp., NY, RB, Series B(n)           4.76         10/15/2015            2,499
                                                                                                              --------
              SPECIAL ASSESSMENT/TAX/FEE (1.2%)
     1,000    New York State Environmental Facilities Corp. RB,
                Series 2004B (INS)                                            4.02         12/01/2009              995
     2,000    New York State Urban Development Corp. RB,
                Series 2004B-3 (INS)                                          4.38         12/15/2011            1,997

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                  COUPON                              MARKET
    AMOUNT    SECURITY                                                        RATE           MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
    $1,000    Short Pump Town Center Community
                Development Auth., VA, RB(a)                                  4.85%         2/01/2006         $    990
                                                                                                              --------
                                                                                                                 3,982
                                                                                                              --------
              Total municipal bonds (cost: $28,104)                                                             28,176
                                                                                                              --------
              MONEY MARKET INSTRUMENTS (3.3%)

              VARIABLE-RATE DEMAND NOTE 1.2%(O)
              ------------------------------
              ELECTRIC UTILITIES
     4,000    Sempra Energy ESOP, Series 1999 (NBGA)(a)                       3.00         11/01/2014            4,000
                                                                                                              --------
              COMMERCIAL PAPER 2.1%
              ---------------------
              THRIFTS & MORTGAGE FINANCE
     6,745    Countrywide Home Loans, Inc.                                    2.52          2/01/2005            6,745
                                                                                                              --------
              Total money market instruments (cost: $10,745)                                                    10,745
                                                                                                              --------
              TOTAL INVESTMENTS (COST: $316,916)                                                              $324,439
                                                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 8.3% of the net assets at January 31, 2005.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Restricted security that is not registered under the
                  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

              (c) Callable/putable bond - provides the option for the
                  underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

              (d) The weighted average life of mortgage and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

              (e) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

              (f) Interest-only commercial mortgage-backed securities (IO CMBSs)
                  - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

              (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2005.

              (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of these securities at January 31, 2005, was $6,559,000, which represented 2.0% of the Fund's net assets.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

              (i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

              (j) Security was fair valued at January 31, 2005, by the Manager in accordance with valuation procedures approved by the Board of Directors.

              (k) Security is subject to an earlier call, which shortens its effective maturity date.

              (l) Periodic auction reset bonds - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

              (m) At January 31, 2005, the cost of securities purchased on a when-issued basis was $4,942,000.

              (n) At January 31, 2005, portions of these securities were segregated to cover when-issued purchases.

              (o) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              COP       Certificate of Participation
              CPI       Consumer Price Index
              EETC      Enhanced Equipment Trust Certificate
              ESOP      Employee Stock Ownership Plan
              GO        General Obligation
              IDA       Industrial Development Authority/Agency
              IDRB      Industrial Development Revenue Bond
              MTN       Medium-Term Note
              PCRB      Pollution Control Revenue Bond
              RB        Revenue Bond
              REIT      Real Estate Investment Trust
              SAVRS     Select Auction Variable Rate Securities

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
             (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.
             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $316,916)                    $324,439
   Cash                                                                                               2
   Receivables:
      Capital shares sold                                                                           804
      USAA Investment Management Company (Note 7D)                                                  102
      Interest                                                                                    3,659
      Securities sold                                                                             3,099
                                                                                               --------
          Total assets                                                                          332,105
                                                                                               --------

LIABILITIES

   Payables:
      Securities purchased (when-issued of $4,942)                                                6,022
      Capital shares redeemed                                                                       336
      Dividends on capital shares                                                                   175
   Accrued management fees                                                                           86
   Accrued transfer agent's fees                                                                     12
   Other accrued expenses and payables                                                               39
                                                                                               --------
          Total liabilities                                                                       6,670
                                                                                               --------
              Net assets applicable to capital shares outstanding                              $325,435
                                                                                               ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                                             $323,863
   Overdistribution of net investment income                                                       (215)
   Accumulated net realized loss on investments                                                  (5,736)
   Net unrealized appreciation of investments                                                     7,523
                                                                                               --------
              Net assets applicable to capital shares outstanding                              $325,435
                                                                                               ========
   Capital shares outstanding                                                                    31,710
                                                                                               ========
   Authorized shares of $.01 par value                                                          100,000
                                                                                               ========
   Net asset value, redemption price, and offering price per share                             $  10.26
                                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                                                              $ 7,753
                                                                                                -------
EXPENSES

   Management fees                                                                                  491
   Administrative and servicing fees                                                                229
   Transfer agent's fees                                                                            257
   Custody and accounting fees                                                                       53
   Postage                                                                                           21
   Shareholder reporting fees                                                                         6
   Directors' fees                                                                                    3
   Registration fees                                                                                 12
   Professional fees                                                                                 21
   Other                                                                                              4
                                                                                                -------
      Total expenses                                                                              1,097
   Expenses paid indirectly                                                                          (1)
   Expenses reimbursed                                                                             (102)
                                                                                                -------
      Net expenses                                                                                  994
                                                                                                -------
NET INVESTMENT INCOME                                                                             6,759
                                                                                                -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain:
      Unaffiliated transactions                                                                   1,202
      Affiliated transactions                                                                        58
   Change in net unrealized appreciation/depreciation                                             2,462
                                                                                                -------
          Net realized and unrealized gain                                                        3,722
                                                                                                -------
Increase in net assets resulting from operations                                                $10,481
                                                                                                =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                              1/31/2005       7/31/2004
                                                                              -------------------------
FROM OPERATIONS

   Net investment income                                                       $  6,759        $ 11,284
   Net realized gain on investments                                               1,260             717
   Change in net unrealized appreciation/depreciation of investments              2,462          (2,006)
                                                                               --------        --------
      Increase in net assets resulting from operations                           10,481           9,995
                                                                               --------        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                         (6,974)        (11,517)
                                                                               --------        --------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                                     67,498         130,272
   Reinvested dividends                                                           5,859           9,481
   Cost of shares redeemed                                                      (36,275)        (72,076)
                                                                               --------        --------
      Increase in net assets from capital share transactions                     37,082          67,677
                                                                               --------        --------
Net increase in net assets                                                       40,589          66,155

NET ASSETS

   Beginning of period                                                          284,846         218,691
                                                                               --------        --------
   End of period                                                               $325,435        $284,846
                                                                               ========        ========
Accumulated overdistribution of net investment income:
   End of period                                                               $   (215)       $      -
                                                                               ========        ========
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                                    6,586          12,666
   Shares issued for dividends reinvested                                           571             924
   Shares redeemed                                                               (3,539)         (7,038)
                                                                               --------        --------
      Increase in shares outstanding                                              3,618           6,552
                                                                               ========        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the
         Fund). The Fund's investment objective is high current income without undue risk to principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                    (NAV) at the end of each business day.

                 3. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                    materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                 while remaining substantially fully invested. As of January 31, 2005, the cost of securities purchased on a when-issued basis was $4,942,000.

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $1,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

         including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $6,996,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $109,957,000 and $80,780,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $8,468,000 and $945,000, respectively, resulting in net unrealized appreciation of $7,523,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

         earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2005.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2005, the Fund's effective base fee was 0.35% of the Fund's average net assets.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $491,000, which is net of a performance adjustment of $(44,000) that decreased the effective base management fee of 0.35% by 0.03%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                 For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $229,000.

              C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 0.65% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2005, the Fund incurred reimbursable expenses of $102,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $257,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2005, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, a security transaction was executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                   COST TO      NET REALIZED
        SELLER                  PURCHASER         PURCHASER    GAIN TO SELLER
-----------------------------------------------------------------------------
USAA Intermediate-Term      USAA Short-Term
  Bond Fund                    Bond Fund         $6,469,000      $58,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED                                                               PERIOD ENDED
                                   JANUARY 31,                         YEAR ENDED JULY 31,                       JULY 31,
                                  ---------------------------------------------------------------------------------------
                                      2005              2004           2003           2002            2001           2000*
                                  ---------------------------------------------------------------------------------------
Net asset value at
   beginning of period            $  10.14           $ 10.15       $   9.76       $  10.41       $   9.82       $ 10.00
                                  -------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income               .23               .47            .54            .67(c)         .72           .72
   Net realized and unrealized
      gain (loss)                      .13              (.01)           .39           (.65)(c)        .59          (.18)
                                  -------------------------------------------------------------------------------------
Total from investment operations       .36               .46            .93            .02           1.31           .54
                                  -------------------------------------------------------------------------------------
Less distributions:
   From net investment income         (.24)             (.47)          (.54)          (.67)          (.72)         (.72)
                                  -------------------------------------------------------------------------------------
Net asset value at end of period  $  10.26           $ 10.14       $  10.15 $         9.76 $        10.41       $  9.82
                                  =====================================================================================
Total return (%)**                    3.53              4.55           9.67            .09          13.92          5.56
Net assets at end of period
   (000)                          $325,435          $284,846       $218,691       $194,897       $136,478       $63,872
Ratio of expenses to average
   net assets (%)***                   .65(a,b,d)        .65(b,d)       .65(b,d)       .65(b,d)       .65(b,d)      .65(b,d)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)***               .72(a,b)          .73(b)         .72(b)         .78(b)         .76(b)       1.03(b)
Ratio of net investment income
   to average net assets (%)***       4.41(a)           4.46           5.31           6.55(c)        7.08          7.37
Portfolio turnover (%)               27.40             24.01          97.15          62.62          24.42          8.60

   *  Fund commenced operations on August 2, 1999.
  ** Assumes reinvestment of all net investment income distributions during the period.
 *** For the six-month period ended January 31, 2005, average net assets were $303,850,000.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.
 (c) In 2001, a change in amortization method was made as required by an accounting pronouncement, which had no impact on these ratios.
 (d) Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.65% of the Fund's average net assets.

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                             BEGINNING               ENDING           DURING PERIOD*
                                           ACCOUNT VALUE          ACCOUNT VALUE      AUGUST 1, 2004 -
                                          AUGUST 1, 2004        JANUARY 31, 2005     JANUARY 31, 2005
                                          -----------------------------------------------------------
Actual                                      $1,000.00              $1,035.30              $3.33
Hypothetical
  (5% return before expenses)                1,000.00               1,021.93               3.31

*Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.53% for the six-month period of August 1, 2004, through January 31, 2005.

46

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

            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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                                     INSURANCE o MEMBER SERVICES

40049-0305                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.